Changes in Capital Accounts, Compensation Cost on Stock Option Awards and on Restricted Common Stock (Details) - $ / shares		6 Months Ended
	Jan. 01, 2021	Jun. 30, 2025	Dec. 31, 2024
Stock Options [Member] | Chief Financial Officer [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	8,000
Term		5 years
Options outstanding (in shares)		8,000
Stock Options [Member] | Chief Financial Officer [Member] | $150.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	2,000
Exercise price (in dollars per share)	$ 150
Stock Options [Member] | Chief Financial Officer [Member] | $187.50 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,667
Exercise price (in dollars per share)	$ 187.5
Stock Options [Member] | Chief Financial Officer [Member] | $225.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,333
Exercise price (in dollars per share)	$ 225
Stock Options [Member] | Chief Financial Officer [Member] | $300.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,000
Exercise price (in dollars per share)	$ 300
Stock Options [Member] | Chief Financial Officer [Member] | $375.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,000
Exercise price (in dollars per share)	$ 375
Stock Options [Member] | Chief Financial Officer [Member] | $450.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,000
Exercise price (in dollars per share)	$ 450
Restricted Stock [Member]
Stock Option Awards [Abstract]
Number of shares reserved for issuance (in shares)		31,441	31,441